CERTAIN TRANSACTIONS (Details 7) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Principal amount currently outstanding on the debt instruments	$ 514		$ 521
Debt Instrument Repurchased Face Amount	1,200
Repayments Of Debt	$ 1,300	€ 122